UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



       Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Theleme Partners LLP

Address:  15 Davies Street
          London
          W1K 3AG
          England

13F File Number: 028-14308

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Patrick Degorce
Title:  Principal
Phone:  44-020-7150-1400


Signature, Place and Date of Signing:

 /s/ Patrick Degorce           London, England              November 14, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   9

Form 13F Information Table Value Total:  $759,191
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number       Name

1.         028-14311                  Theleme Master Fund Ltd.

----  -----------------               -------------------------

                                               FORM 13F INFORMATION TABLE
                                                     September 30, 2011


COLUMN 1                COLUMN  2      COLUMN 3     COLUMN 4            COLUMN 5        COLUMN 6  COLUMN 7 COLUMN 8

                                                           VALUE    SHRS OR   SH/ PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS     CUSIP       (X$1000)  PRN AMT   PRN CALL   DISCRETION  MNGRS   SOLE     SHARED  NONE
CME GROUP INC                    COM          12572Q105    82618      335,300 SH         DEFINED      1       335,300
CROWN CASTLE INTL CORP           COM          228227104    53843    1,323,900 SH         DEFINED      1     1,323,900
WELLS FARGO & CO NEW             COM          949746101    54270       22,500     CALL   DEFINED      1        22,500
NEWS CORP                        CL A         65248E104    52174    3,370,400 SH         DEFINED      1     3,370,400
OMNICOM GROUP INC                COM          681919106    37393    1,015,000 SH         DEFINED      1     1,015,000
SOTHEBYS                         COM          835898107    39342    1,427,000 SH         DEFINED      1     1,427,000
TEMPUR PEDIC INTL INC            COM          88023U101   110787    2,105,824 SH         DEFINED      1     2,105,824
VISA INC                         COM CL A     92826C839   111882    1,305,200 SH         DEFINED      1     1,305,200
WELLS FARGO & CO NEW             COM          949746101   216882    8,991,800 SH         DEFINED      1     8,991,800


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